General Money Market Funds

-                      General Municipal Money Market Funds, Inc.

Incorporated herein by reference is the above-referenced fund’s As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 1, 2015 (SEC Accession No. 0000353560-15-000037).